Impairments - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) compressor	Dec. 31, 2017 USD ($) compressor	Dec. 31, 2016 USD ($) compressor
Property, Plant and Equipment [Line Items]
Asset impairment	$ 53	$ 5	$ 461
Natural gas compressors, difference between carrying value and fair value [Member]
Property, Plant and Equipment [Line Items]
Asset impairment	$ 45		$ 8
Equipment, number of units | compressor	890		155
Natural gas compressors, obsolete [Member]
Property, Plant and Equipment [Line Items]
Asset impairment		$ 13
Equipment, number of units | compressor		205
Barnett Shale exit costs [Member]
Property, Plant and Equipment [Line Items]
Impairment charge			$ 284
Devonian Shale exit costs [Member]
Property, Plant and Equipment [Line Items]
Impairment charge			$ 142